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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07671

Columbia Small Cap Growth Fund I, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 12.9%
Diversified Consumer Services — 0.4%
	Laureate Education, Inc. (a)	16,800	849,576
	Diversified Consumer Services Total		849,576
Hotels, Restaurants & Leisure — 6.2%
	Cheesecake Factory, Inc. (a)	33,810	1,238,799
	Cosi, Inc. (a)	122,400	1,069,776
	P.F. Chang’s China Bistro, Inc. (a)	18,020	927,129
	Pinnacle Entertainment, Inc. (a)	67,700	1,617,353
	RARE Hospitality International, Inc. (a)	67,770	2,170,673
	Red Robin Gourmet Burgers, Inc. (a)	19,600	1,076,040
	Scientific Games Corp., Class A (a)	96,440	2,732,145
	Shuffle Master, Inc. (a)	46,000	1,288,460
	Trump Entertainment Resorts, Inc. (a)	45,300	825,366
	Hotels, Restaurants & Leisure Total		12,945,741
Household Durables — 0.2%
	Tupperware Brands Corp.	17,900	412,953
	Household Durables Total		412,953
Internet & Catalog Retail — 2.1%
	Blue Nile, Inc. (a)	3,885	161,189
	NetFlix, Inc. (a)	43,790	1,205,976
	Nutri/System, Inc. (a)	21,900	852,567
	VistaPrint Ltd. (a)	114,834	2,085,386
	Internet & Catalog Retail Total		4,305,118
Leisure Equipment & Products — 0.7%
	SCP Pool Corp.	38,500	1,498,805
	Leisure Equipment & Products Total		1,498,805
Media — 0.3%
	Radio One, Inc., Class D (a)	63,800	705,628
	Media Total		705,628
Specialty Retail — 3.0%
	Aaron Rents, Inc.	19,800	411,246
	Children’s Place Retail Stores, Inc. (a)	42,830	2,124,368
	GameStop Corp., Class A (a)	40,000	1,345,600
	Genesco, Inc. (a)	10,800	428,220
	Gymboree Corp. (a)	46,550	1,050,168

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	PETCO Animal Supplies, Inc. (a)	45,832	973,013
	Specialty Retail Total		6,332,615
	CONSUMER DISCRETIONARY TOTAL		27,050,436
CONSUMER STAPLES — 2.3%
Beverages — 0.3%
	Hansen Natural Corp.	7,500	582,375
	Beverages Total		582,375
Household Products — 0.8%
	Central Garden & Pet Co. (a)	38,900	1,712,378
	Household Products Total		1,712,378
Personal Products — 1.2%
	Playtex Products, Inc. (a)	64,500	903,000
	USANA Health Sciences, Inc. (a)	38,300	1,512,084
	Personal Products Total		2,415,084
	CONSUMER STAPLES TOTAL		4,709,837
ENERGY — 8.6%
Energy Equipment & Services — 6.2%
	Atwood Oceanics, Inc. (a)	30,700	2,179,393
	CAL Dive International, Inc. (a)	30,864	2,241,035
	Core Laboratories NV (a)	42,500	1,551,250
	FMC Technologies, Inc. (a)	44,780	1,840,010
	Grey Wolf, Inc. (a)	259,050	1,945,466
	Tetra Technologies, Inc. (a)	50,967	1,493,333
	Veritas DGC, Inc. (a)	53,700	1,755,990
	Energy Equipment & Services Total		13,006,477
Oil, Gas & Consumable Fuels — 2.4%
	Carrizo Oil & Gas, Inc. (a)	66,991	1,696,882
	Cheniere Energy, Inc. (a)	29,520	1,057,702
	Foundation Coal Holdings, Inc.	27,900	992,403
	Holly Corp.	20,900	1,271,138
	Oil, Gas & Consumable Fuels Total		5,018,125
	ENERGY TOTAL		18,024,602
FINANCIALS — 6.0%
Capital Markets — 1.9%
	Affiliated Managers Group, Inc. (a)	49,401	3,894,775
	Capital Markets Total		3,894,775
Commercial Banks — 1.5%
	Signature Bank (a)	48,940	1,408,983

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	UCBH Holdings, Inc.	87,200	1,538,208
	Wintrust Financial Corp.	2,480	139,326
	Commercial Banks Total		3,086,517
Diversified Financial Services — 0.4%
	IntercontinentalExchange, Inc. (a)	11,808	381,398
	Nasdaq Stock Market, Inc. (a)	14,700	575,211
	Diversified Financial Services Total		956,609
Insurance — 1.7%
	Allmerica Financial Corp.	25,670	1,025,517
	ProAssurance Corp. (a)	52,077	2,592,393
	Insurance Total		3,617,910
Thrifts & Mortgage Finance — 0.5%
	Sterling Financial Corp./WA	38,738	1,011,062
	Thrifts & Mortgage Finance Total		1,011,062
	FINANCIALS TOTAL		12,566,873
HEALTH CARE — 19.4%
Biotechnology — 4.7%
	Alexion Pharmaceuticals, Inc. (a)	25,750	502,383
	Alkermes, Inc. (a)	48,900	889,002
	Amylin Pharmaceuticals, Inc. (a)	31,400	1,174,674
	CV Therapeutics, Inc. (a)	34,690	857,884
	Digene Corp. (a)	72,970	2,000,837
	ICOS Corp. (a)	22,700	646,723
	Nektar Therapeutics (a)	51,800	871,276
	Neurocrine Biosciences, Inc. (a)	24,970	1,486,214
	Rigel Pharmaceuticals, Inc. (a)	19,760	433,139
	United Therapeutics Corp. (a)	15,100	1,078,593
	Biotechnology Total		9,940,725
Health Care Equipment & Supplies — 5.2%
	ArthroCare Corp. (a)	27,732	1,060,749
	Haemonetics Corp. (a)	27,163	1,388,844
	Hologic, Inc. (a)	6,200	440,634
	Intuitive Surgical, Inc. (a)	5,800	647,976
	Iris International, Inc. (a)	29,888	737,337
	Kyphon, Inc. (a)	42,130	1,790,104
	Mentor Corp.	15,100	735,974
	Possis Medical, Inc. (a)	114,800	1,148,000
	ResMed, Inc. (a)	71,122	2,901,778
	Health Care Equipment & Supplies Total		10,851,396

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 7.1%
	Allscripts Healthcare Solutions, Inc. (a)	65,723	880,688
	Cerner Corp. (a)	17,088	1,647,283
	DaVita, Inc. (a)	28,350	1,488,092
	HealthExtras, Inc. (a)	105,636	2,389,486
	ICON PLC, ADR (a)	64,214	2,660,386
	LHC Group, Inc. (a)	52,000	853,320
	Matria Healthcare, Inc. (a)	37,200	1,262,196
	Pediatrix Medical Group, Inc. (a)	7,400	625,744
	Psychiatric Solutions, Inc. (a)	10,900	614,978
	United Surgical Partners International, Inc. (a)	66,603	2,311,790
	Health Care Providers & Services Total		14,733,963
Pharmaceuticals — 2.4%
	NitroMed, Inc. (a)	45,019	731,109
	Salix Pharmaceuticals Ltd. (a)	221,728	4,294,871
	Pharmaceuticals Total		5,025,980
	HEALTH CARE TOTAL		40,552,064
INDUSTRIALS — 20.6%
Aerospace & Defense — 3.0%
	Armor Holdings, Inc. (a)	26,800	1,176,252
	BE Aerospace, Inc. (a)	150,890	2,643,593
	Ceradyne, Inc. (a)	50,000	2,354,500
	Aerospace & Defense Total		6,174,345
Air Freight & Logistics — 0.8%
	Forward Air Corp.	11,120	427,564
	UTI Worldwide, Inc.	13,562	1,319,447
	Air Freight & Logistics Total		1,747,011
Building Products — 0.4%
	ElkCorp.	24,600	840,828
	Building Products Total		840,828
Commercial Services & Supplies — 6.5%
	Corporate Executive Board Co.	42,116	3,643,455
	Global Cash Access, Inc. (a)	121,305	1,534,508
	Huron Consulting Group, Inc. (a)	62,700	1,496,022
	Kenexa Corp. (a)	105,078	1,776,869
	LECG Corp. (a)	112,536	1,838,838
	Resources Connection, Inc. (a)	82,766	2,403,525

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
	Waste Connections, Inc. (a)	24,300	846,612
	Commercial Services & Supplies Total		13,539,829
Construction & Engineering — 1.9%
	Perini Corp. (a)	52,300	1,354,570
	URS Corp. (a)	63,545	2,676,515
	Construction & Engineering Total		4,031,085
Electrical Equipment — 1.2%
	Evergreen Solar, Inc. (a)	52,200	626,922
	General Cable Corp. (a)	52,900	960,135
	Roper Industries, Inc.	25,120	989,728
	Electrical Equipment Total		2,576,785
Machinery — 5.9%
	ESCO Technologies, Inc. (a)	42,636	1,833,348
	Joy Global, Inc.	53,723	2,841,409
	RBC Bearings, Inc. (a)	80,949	1,263,614
	Terex Corp. (a)	43,954	2,708,445
	Wabtec Corp.	144,820	3,740,701
	Machinery Total		12,387,517
Road & Rail — 0.9%
	Landstar System, Inc.	45,420	1,954,877
	Road & Rail Total		1,954,877
	INDUSTRIALS TOTAL		43,252,277
INFORMATION TECHNOLOGY — 24.2%
Communications Equipment — 2.7%
	F5 Networks, Inc. (a)	36,935	1,951,276
	Foundry Networks, Inc. (a)	30,500	423,645
	Ixia (a)	161,692	2,228,116
	Packeteer, Inc. (a)	117,974	1,085,361
	Communications Equipment Total		5,688,398
Computers & Peripherals — 1.9%
	Electronics for Imaging, Inc. (a)	47,739	1,333,350
	M-Systems Flash Disk Pioneers Ltd. (a)	24,296	756,821
	Presstek, Inc. (a)	98,693	910,936
	Synaptics, Inc. (a)	33,200	893,412
	Computers & Peripherals Total		3,894,519
Internet Software & Services — 1.8%
	aQuantive, Inc. (a)	31,200	838,968
	CNET Networks, Inc. (a)	56,200	842,438

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
	Equinix, Inc. (a)	28,240	1,127,341
	ValueClick, Inc. (a)	45,600	860,928
	Internet Software & Services Total		3,669,675
IT Services — 5.0%
	Acxiom Corp.	57,300	1,270,914
	Anteon International Corp. (a)	56,403	2,417,997
	CACI International, Inc., Class A (a)	31,509	1,744,338
	Euronet Worldwide, Inc. (a)	91,160	2,463,143
	Global Payments, Inc.	57,612	2,522,253
	IT Services Total		10,418,645
Semiconductors & Semiconductor Equipment — 6.5%
	ATMI, Inc. (a)	73,520	2,103,407
	FEI Co. (a)	52,500	1,047,900
	FormFactor, Inc. (a)	37,210	1,044,113
	Hittite Microwave Corp. (a)	86,300	2,165,267
	Microsemi Corp. (a)	92,530	2,567,707
	SiRF Technology Holdings, Inc. (a)	130,870	3,627,716
	Trident Microsystems, Inc. (a)	64,284	1,211,111
	Semiconductors & Semiconductor Equipment Total		13,767,221
Software — 6.3%
	Embarcadero Technologies, Inc. (a)	265,591	2,002,556
	Epicor Software Corp. (a)	118,630	1,638,280
	HPL Technologies, Inc. (a)	165,799	47,253
	Hyperion Solutions Corp. (a)	22,251	1,178,191
	Informatica Corp. (a)	111,400	1,252,136
	Kronos, Inc. (a)	17,400	823,542
	Micromuse, Inc. (a)	222,500	1,648,725
	MICROS Systems, Inc. (a)	19,372	935,861
	Quest Software, Inc. (a)	89,000	1,401,750
	Transaction Systems Architects, Inc. (a)	23,900	695,490
	Wind River Systems, Inc. (a)	110,600	1,524,068
	Software Total		13,147,852
	INFORMATION TECHNOLOGY TOTAL		50,586,310
MATERIALS — 2.1%
Construction Materials — 0.6%
	Eagle Materials, Inc.	11,000	1,263,900
	Construction Materials Total		1,263,900

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.5%
	Allegheny Technologies, Inc.	37,632	1,241,103
	Century Aluminum Co. (a)	48,900	1,130,568
	Cleveland-Cliffs, Inc.	9,300	886,197
	Metals & Mining Total		3,257,868
	MATERIALS TOTAL		4,521,768
TELECOMMUNICATION SERVICES — 2.2%
Wireless Telecommunication Services — 2.2%
	Dobson Communications Corp., Class A (a)	153,000	1,127,610
	Millicom International Cellular SA (a)	83,584	1,925,775
	SBA Communications Corp., Class A (a)	85,807	1,582,281
	Wireless Telecommunication Services Total		4,635,666
	TELECOMMUNICATION SERVICES TOTAL		4,635,666

	Total Common Stocks (cost of $167,018,779)		205,899,833

		Par ($)
Short-Term Obligation — 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Note with a maturity 11/15/13, market value of $2,132,525 (repurchase proceeds $2,087,223)	2,087,000	2,087,000

	Total Short-Term Obligation (cost of $2,087,000)		2,087,000

Total Investments — 99.3% (cost of $169,105,779)(b)(c)	207,986,833

Other Assets & Liabilities, Net — 0.7%	1,505,351

Net Assets — 100.0%	209,492,184

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $169,105,779.

(c)	Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$43,208,048	$(4,326,994)	$38,881,054

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Small Cap Growth Fund I, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006